Notes to the Profit or Loss Statement - Summary of Cost of Sales (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sales [line items]
Cost of sales	€ 9,174,146	€ 12,085,198	€ 1,796,629
Expensed Acquisition or Production Cost of Inventories [member]
Cost of sales [line items]
Cost of sales	5,564,000	0	0
Personnel expenses [member]
Cost of sales [line items]
Cost of sales	11,054,000	3,233,000	1,797,000
Impairment And Reversals Of Impairment On Inventories [Member]
Cost of sales [line items]
Cost of sales	(9,933,000)	8,685,000	0
Other Operating expenses [member]
Cost of sales [line items]
Cost of sales	12,000	18,000	0
Impairment, Amortization and Other Costs of Intangible Assets [member]
Cost of sales [line items]
Cost of sales	2,251,000	0	0
External services [member]
Cost of sales [line items]
Cost of sales	128,000	49,000	0
Depreciation and other costs for infrastructure [member]
Cost of sales [line items]
Cost of sales	€ 98,000	€ 100,000	€ 0